Fees Summary	Aug. 28, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 658,000.00
Previously Paid Amount	0.00
Total Fee Amount	97.12
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 97.12
Narrative - Max Aggregate Offering Price	$ 658,000.00
Final Prospectus	true